Northern Lights Fund Trust

Giralda Risk Managed Risk Growth Fund

Incorporated herein by reference is the definitive version of the supplement for Giralda Risk Managed Risk Growth Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 26, 2014, (SEC Accession No. 0000910472-14-000706).